Recapitalization Transaction (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Company's common stock issued and outstanding upon closing of the Recapitalization Transaction	The following table summarizes the ownership of the Company’s common stock issued and outstanding upon closing of the Recapitalization Transaction:

	Shares	Ownership %
Former Seller stockholders and affiliated entities	48,421,309	96.5%
Former MUDS public stockholders(1)	1,197,704	2.4%
Lender to Sprott Credit Agreement	496,634	1.0%
Cantor Fitzgerald & Co.	44,395	0.1%
Total shares issued and outstanding	50,160,042	100.0%
(1)	Includes 200,000 shares held by Cantor.